UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors, LLC
Address:  12700 Whitewater Drive, Minneapolis, MN 55343

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brett Stenberg
Title:  Authorized Signer
Phone:  952-984-3012
Signature, Place and Date of Signing:



	____________________________
      	12700 Whitewater Drive
	Minneapolis, MN 55343
	February 11, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    237550

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D DELTA AIRLINES INC             COMMON STOCK     247361702     4025   270342 SH       SOLE                 270342        0        0
D FINANCIAL SELECT SEC TOR SPDR  US ETF'S - US TR 81369Y605     5786   200000 SH       SOLE                 200000        0        0
D FOSTER WHEELER LTD COM         COMMON STOCK     G36535139    27129   175000 SH       SOLE                 175000        0        0
D NORTHWEST AIRLNS               COMMON STOCK     667280408    35197  2425701 SH       SOLE                2425701        0        0
D OWENS CORNING INC              COMMON STOCK     690742101     3743   185094 SH       SOLE                 185094        0        0
D PORTLAND GENERAL ELE CTRIC CO  COMMON STOCK     736508847      617    22223 SH       SOLE                  22223        0        0
D RELIANCE STEEL & ALUMINUM CO   COMMON STOCK     759509102    13875   256000 SH       SOLE                 256000        0        0
D RTI INTL METALS INC  COM STK   COMMON STOCK     74973W107     5825    84500 SH       SOLE                  84500        0        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103    19446   133000 SH       SOLE                 133000        0        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99AD42TB0   116968   800000 SH  PUT  SOLE                 800000        0        0
D TITAN INTL INC ILL  COM STK    COMMON STOCK     88830M102     4939   158000 SH       SOLE                 158000        0        0
S REPORT SUMMARY                 11 DATA RECORDS              237550        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED